FROST GROWTH EQUITY FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Shares	Value
COMMON STOCK§ — 96.3%
Communication Services — 7.1%
Alphabet, Cl A *	105,080	$9,931,111
Alphabet, Cl C *	105,400	9,977,164
Match Group *	2,000	86,400
Meta Platforms, Cl A *	9,690	902,720

		20,897,395

Consumer Discretionary — 19.1%
Airbnb, Cl A *	12,500	1,336,375
Amazon.com *	217,420	22,272,505
Booking Holdings *	2,020	3,776,350
Chipotle Mexican Grill, Cl A *	3,150	4,719,739
Floor & Decor Holdings, Cl A *	5,000	366,850
Home Depot	24,590	7,281,837
Lululemon Athletica *	2,500	822,600
NIKE, Cl B	22,500	2,085,300
O’Reilly Automotive *	6,450	5,399,746
Starbucks	29,050	2,515,440
Tesla *	19,845	4,515,531
TJX	20,500	1,478,050

		56,570,323

Consumer Staples — 2.2%
Coca-Cola	50,000	2,992,500
Costco Wholesale	6,882	3,451,323

		6,443,823

Energy — 1.1%
Diamondback Energy	21,500	3,377,865

Financials — 2.3%
JPMorgan Chase	21,500	2,706,420
Moody’s	12,905	3,418,148
S&P Global	2,500	803,125

		6,927,693

Health Care — 15.9%
Abbott Laboratories	35,000	3,462,900
AbbVie	15,000	2,196,000
Boston Scientific *	60,500	2,608,155
Danaher	22,500	5,662,575
Edwards Lifesciences *	36,000	2,607,480
Eli Lilly	28,000	10,138,520
Humana	6,500	3,627,520
Intuitive Surgical *	7,500	1,848,525
Merck	20,000	2,024,000
Seagen *	16,000	2,034,560
UnitedHealth Group	15,300	8,493,795
Zoetis, Cl A	17,235	2,598,693

		47,302,723

Industrials — 3.7%
Canadian Pacific Railway	55,200	4,111,848
Fortive	32,000	2,044,800
Uber Technologies *	5,000	132,850
Union Pacific	23,000	4,534,220

		10,823,718

Information Technology — 43.5%
Adobe *	13,300	4,236,050
Advanced Micro Devices *	49,500	2,972,970
Apple	216,084	33,134,321
Intuit	5,500	2,351,250
Lam Research	500	202,390
Marvell Technology	149,535	5,933,549
Mastercard, Cl A	34,660	11,374,719
Microsoft	153,550	35,643,561

Description	Shares	Value
NVIDIA	33,000	$4,454,010
PayPal Holdings *	29,270	2,446,386
QUALCOMM	27,500	3,235,650
Salesforce *	26,135	4,249,290
ServiceNow *	10,000	4,207,400
Snowflake, Cl A *	17,000	2,725,100
Visa, Cl A	53,100	11,000,196
Workday, Cl A *	6,500	1,012,830

		129,179,672

Materials — 1.0% Sherwin-Williams	13,500	3,037,905

Real Estate — 0.4% American Tower ‡	6,000	1,243,140

Total Common Stock (Cost $139,700,425)		285,804,257

Total Investments — 96.3% (Cost $139,700,425)		$285,804,257

Percentages are based on Net Assets of $296,934,200.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

See “Glossary” for abbreviations.

As of October 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-3000

1

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bill 4.306%, 04/13/23 (A)(B)	$500,000	$490,181
U.S. Treasury Bond 3.375%, 08/15/42	85,000,000	73,325,781
3.250%, 05/15/42	190,000,000	160,639,062
U.S. Treasury Notes 4.125%, 09/30/27	145,000,000	144,207,031
3.250%, 08/31/24	195,000,000	190,551,563
3.000%, 07/31/24	100,000,000	97,332,031
2.875%, 05/15/28	128,000,000	119,145,000

Total U.S. Treasury Obligations (Cost $832,168,873)		785,690,649

COLLATERALIZED LOAN OBLIGATIONS — 18.8%
Apidos CLO Funding RR Subsidiary, Ser 2018-12RR, Cl A
5.609%, ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (C)(D)	3,000,000	2,958,660
Apidos CLO XI, Ser 2021-11A, Cl CR3
6.079%, ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (C)(D)	13,750,000	12,397,646
Apidos CLO XI, Ser 2021-11A, Cl ER3 10.649%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (C)(D)	5,000,000	4,209,105
Apidos CLO XXVIII, Ser 2017-28A, Cl A2 5.643%, ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (C)(D)	15,000,000	14,247,900
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B 6.193%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (C)(D)	8,000,000	7,133,176
Battalion CLO 17, Ser 2021-17A, Cl B 5.843%, ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (C)(D)	5,000,000	4,693,425
BCC Middle Market CLO, Ser 2018-1A, Cl A1A 5.793%, ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (C)(D)	21,000,000	20,608,266
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR 10.843%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (C)(D)	5,000,000	4,343,295
Benefit Street Partners CLO III, Ser 2021-IIIA, Cl BR2 6.643%, ICE LIBOR USD 3 Month + 2.400%, 07/20/29 (C)(D)	15,000,000	14,274,525

Description	Face Amount	Value
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR 5.793%, ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (C)(D)	$8,750,000	$8,288,324
Benefit Street Partners CLO VIII, Ser 2018-8A, Cl A1AR 5.343%, ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (C)(D)	5,450,000	5,327,331
BlueMountain CLO XXX, Ser 2022-30A, Cl BR 5.764%, TSFR3M + 1.900%, 04/15/35 (C)(D)	2,250,000	2,097,133
BlueMountain CLO XXX, Ser 2022-30A, Cl DR 7.164%, TSFR3M + 3.300%, 04/15/35 (C)(D)	1,250,000	1,086,039
BlueMountain CLO XXX, Ser 2022-30A, Cl ER 10.564%, TSFR3M + 6.700%, 04/15/35 (C)(D)	2,350,000	1,960,581
BlueMountain CLO, Ser 2021-2A, Cl A2R2 4.684%, ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (C)(D)	10,000,000	9,398,340
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 5.879%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (C)(D)	4,500,000	4,094,352
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2 5.191%, ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (C)(D)	24,855,641	24,222,991
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2 5.861%, ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (C)(D)	7,000,000	6,704,418
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A 5.408%, ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (C)(D)	14,877,491	14,464,328
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2 5.908%, ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (C)(D)	9,000,000	8,575,434
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR 5.219%, ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (C)(D)	15,834,091	15,484,933
CIFC Funding 2022-II, Ser 2022-2A, Cl A1 5.275%, TSFR3M + 1.320%, 04/19/35 (C)(D)	4,500,000	4,291,411

2

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
CIFC Funding 2022-II, Ser 2022-2A, Cl B 5.805%, TSFR3M + 1.850%, 04/19/35 (C)(D)	$9,125,000	$8,524,849
CIFC Funding, Ser 2018-1A, Cl A 5.194%, ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (C)(D)	10,000,000	9,781,740
CIFC Funding, Ser 2018-1A, Cl C 5.944%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (C)(D)	2,000,000	1,824,290
Dryden 68 CLO, Ser 2021-68A, Cl BR 5.779%, ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (C)(D)	11,750,000	10,999,022
Elmwood CLO 20, Ser 2022-7A, Cl B1 7.158%, TSFR3M + 2.750%, 10/17/34 (C)(D)	5,625,000	5,589,799
Galaxy XV CLO, Ser 2021-15A, Cl CRR 5.929%, ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (C)(D)	4,814,000	4,449,908
Galaxy XXI, Ser 2015-21A, Cl AR 5.263%, ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (C)(D)	5,000,000	4,888,620
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R 4.973%, ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (C)(D)	5,408,480	5,333,599
Golub Capital Partners, Ser 2017-17A, Cl A1R 6.008%, ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (C)(D)	9,000,000	8,845,020
Golub Capital Partners, Ser 2017-21A, Cl AR 5.828%, ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (C)(D)	11,000,000	10,659,110
Golub Capital Partners, Ser 2017-22A, Cl AR 5.423%, ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (C)(D)	9,000,000	8,840,961
Golub Capital Partners, Ser 2017-23A, Cl AR 5.443%, ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (C)(D)	20,000,000	19,632,580
Golub Capital Partners, Ser 2017-24A, Cl AR 4.432%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (C)(D)	9,500,000	9,233,069

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-24A, Cl DR 6.732%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (C)(D)	$3,000,000	$2,625,603
Golub Capital Partners, Ser 2018-26A, Cl BR 5.793%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (C)(D)	12,000,000	11,453,220
Golub Capital Partners, Ser 2018-36A, Cl A 4.132%, ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (C)(D)	11,000,000	10,721,678
Golub Capital Partners, Ser 2019-34A, Cl AR 4.532%, ICE LIBOR USD 3 Month + 1.700%, 03/14/31 (C)(D)	7,000,000	6,811,350
Golub Capital Partners, Ser 2021-19RA, Cl B1R2 5.793%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (C)(D)	20,000,000	18,767,380
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A 1 5.159%, ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (C)(D)	13,000,000	12,747,501
NXT Capital CLO, Ser 2021-1A, Cl BRR 6.278%, ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (C)(D)	9,000,000	8,144,271
NXT Capital, Ser 2020-1A, Cl B 6.643%, ICE LIBOR USD 3 Month + 2.400%, 01/20/31 (C)(D)	2,250,000	2,099,734
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR 5.793%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (C)(D)	8,000,000	7,382,600
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR 6.243%, ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (C)(D)	5,100,000	4,635,548
Oaktree CLO, Ser 2021-3A, Cl BR 5.993%, ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (C)(D)	13,500,000	12,519,900
OHA Credit Funding 7, Ser 2022-7A, Cl AR 5.255%, TSFR3M + 1.300%, 02/24/37 (C)(D)	25,000,000	23,916,125
OHA Credit Funding 7, Ser 2022-7A, Cl ER 10.205%, TSFR3M + 6.250%, 02/24/37 (C)(D)	2,500,000	2,079,492

3

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
OZLM Funding IV, Ser 2017-4A, Cl A2R 6.025%, ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (C)(D)	$5,000,000	$4,785,445
Thayer Park CLO, Ser 2021-1A, Cl A2AR 5.643%, ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (C)(D)	9,250,000	8,606,922
Thayer Park CLO, Ser 2021-1A, Cl BR 6.043%, ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (C)(D)	9,500,000	8,653,702
Venture 37 CLO, Ser 2021-37A, Cl BR 5.829%, ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (C)(D)	10,000,000	9,502,660
Venture XIX, Ser 2018-19A, Cl ARR 5.339%, ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (C)(D)	19,250,000	18,821,437
Zais, Ser 2017-1A, Cl A2 5.579%, ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (C)(D)	11,250,000	10,929,195
Zais, Ser 2018-1A, Cl B 5.529%, ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (C)(D)	5,000,000	4,677,540

Total Collateralized Loan Obligations (Cost $513,648,159)		489,345,483

CORPORATE OBLIGATIONS — 17.9%
Consumer Discretionary — 3.9%
Choice Hotels International 3.700%, 12/01/29	8,000,000	6,701,920
3.700%, 01/15/31	3,000,000	2,462,979
Expedia 3.800%, 02/15/28	5,915,000	5,259,505
Ford Motor 4.346%, 12/08/26	15,033,000	13,981,291
General Motors Financial 1.200%, 10/15/24	6,333,000	5,786,659
Jaguar Land Rover Automotive 4.500%, 10/01/27 (D)	6,000,000	4,252,947
MajorDrive Holdings IV 6.375%, 06/01/29 (D)	21,750,000	15,327,225
Marriott International 3.500%, 10/15/32	3,000,000	2,396,065
2.850%, 04/15/31	3,000,000	2,334,187
NES Fircroft Bondco 11.750%, 09/29/26 (D)	7,750,000	7,475,751
Scientific Games International 8.625%, 07/01/25 (D)	5,750,000	5,907,259
STL Holding 7.500%, 02/15/26 (D)	15,275,000	13,310,024
VistaJet Malta Finance 7.875%, 05/01/27 (D)	14,863,000	13,398,224

Description	Face Amount	Value
6.375%, 02/01/30 (D)	$2,000,000	$1,660,690

		100,254,726

Energy — 6.8%
Apache 7.750%, 12/15/29	4,138,000	4,215,032
Colonial Pipeline 8.375%, 11/01/30 (D)	500,000	562,938
Intesa Sanpaolo 4.000%, 09/23/29 (D)	5,000,000	4,071,559
Marathon Oil 4.400%, 07/15/27	3,000,000	2,794,760
New England Power 2.807%, 10/06/50 (D)	5,000,000	2,770,301
Noble Finance 11.000%, 02/15/28	1,893,334	2,035,334
11.000%, 02/15/28 (D)	869,000	934,175
Paratus Energy Services 10.000%, 07/15/26 (D)	83,857,549	79,664,672
Petroleos Mexicanos 6.700%, 02/16/32 (D)	6,352,000	4,803,700
Reliance Industries 2.875%, 01/12/32 (D)	2,000,000	1,507,439
Seadrill New Finance 10.000%, 07/15/26	16,843,642	16,001,459
Seamex Finance Ltd. 12.000%, 08/31/24	7,801,736	8,338,105
Tiger Holdco Pte 13.000%, 06/10/23 (D)	19,751,730	19,554,213
Transocean 11.500%, 01/30/27 (D)	20,000,000	20,091,400
Transocean Sentry 5.375%, 05/15/23 (D)	8,297,030	8,151,832

		175,496,919

Financials — 2.4%
BAC Capital Trust XIV 5.630%, ICE LIBOR USD 3 Month + 0.400%, 09/15/71 (C)	9,870,000	7,081,725
Bank of Ireland Group 6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/26 (C)(D)	7,000,000	6,752,278
Charles Schwab 4.000%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.079%, 03/01/71 (C)	2,000,000	1,485,500
Credit Suisse Group 5.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%, 07/24/71 (C)	10,000,000	6,134,544
Credit Suisse NY 4.750%, 08/09/24	2,530,000	2,401,422
Deutsche Bank MTN 4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28 (C)	12,000,000	10,982,937
Enova International 8.500%, 09/15/25 (D)	11,007,000	9,874,412
Farmers Exchange Capital 7.050%, 07/15/28 (D)	6,075,000	6,169,892

4

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
SBL Holdings 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.580%, 05/13/71 (C)(D)	$2,500,000	$2,012,500
Synchrony Bank 5.400%, 08/22/25	5,000,000	4,833,261
Wachovia 6.605%, 10/01/25	5,650,000	5,816,589

		63,545,060

Industrials — 1.8%
AerCap Ireland Capital DAC 1.750%, 10/29/24	4,000,000	3,624,854
Airswift Global 11.423%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (C)(D)	16,900,000	16,815,500
American Airlines Group 3.750%, 03/01/25 (D)	10,000,000	8,798,600
Boeing 2.950%, 02/01/30	3,344,000	2,678,807
Brundage-Bone Concrete Pumping Holdings 6.000%, 02/01/26 (D)	3,100,000	2,805,500
Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	5,539,107
Equifax 3.100%, 05/15/30	3,000,000	2,450,281
Flowserve 3.500%, 10/01/30	4,000,000	3,184,654
Leidos 2.300%, 02/15/31	3,291,000	2,426,759

		48,324,062

Information Technology — 1.9%
Amkor Technology 6.625%, 09/15/27 (D)	10,372,000	10,238,927
Apple 3.850%, 05/04/43	2,000,000	1,627,730
Avaya 6.125%, 09/15/28 (D)	9,325,000	3,918,272
Avnet 3.000%, 05/15/31	7,000,000	5,206,376
Jabil 3.600%, 01/15/30	4,496,000	3,769,205
Kyndryl Holdings 4.100%, 10/15/41	7,620,000	4,175,344
Motorola Solutions 4.600%, 05/23/29	21,435,000	19,705,145

		48,640,999

Materials — 0.3%
Mineral Resources 8.125%, 05/01/27 (D)	8,136,000	8,095,320
Nacional del Cobre de Chile 3.150%, 01/15/51 (D)	500,000	303,310

		8,398,630

Real Estate — 0.2%
GLP Capital 3.250%, 01/15/32 ‡	750,000	559,058
Invitation Homes Operating Partnership 2.000%, 08/15/31 ‡	2,000,000	1,403,959

Description	Face Amount	Value
Sabra Health Care 3.200%, 12/01/31 ‡	$3,920,000	$2,825,755

		4,788,772

Utilities — 0.6%
Georgia Power 3.250%, 03/15/51	8,000,000	5,180,744
Pacific Gas and Electric 4.500%, 07/01/40	11,000,000	8,202,610
3.750%, 08/15/42	5,000,000	3,166,695

		16,550,049

Total Corporate Obligations (Cost $519,227,277)		465,999,217

MORTGAGE-BACKED SECURITIES — 14.7%
Agency Mortgage-Backed Obligation — 3.1%
FHLMC 3.063%, ICE LIBOR USD 12 Month + 1.620%, 01/01/45 (C)	2,847,736	2,766,948
2.297%, ICE LIBOR USD 12 Month + 1.650%, 06/01/43 (C)	2,049,247	2,050,198
FHLMC, Ser 2011-3898, Cl FC 3.922%, LIBOR USD 1 Month + 0.510%, 11/15/36 (C)	1,206,369	1,191,451
FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	607,107	65,161
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	5,190,017	4,967,921
FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	1,508,923	42,991
FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	1,769,047	34,619
FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	1,294,774	57,135
FHLMC, Ser 2012-4116, Cl MI, IO 4.000%, 10/15/42	13,225,206	2,059,404
FHLMC, Ser 2012-4116, Cl PI, IO 4.000%, 10/15/42	4,246,670	938,943
FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	3,825,172	166,256
FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	8,679,866	952,929
FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	2,537,182	114,429
FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	6,597,103	854,147
FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	4,604,955	292,272
FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	267,983	26,223
FHLMC, Ser 2017-4675, Cl VE 3.500%, 08/15/37	4,707,000	4,452,958
FHLMC, Ser 2019-4908, Cl AS, IO 2.514%, ICE LIBOR USD 1 Month + 6.100%, 01/25/45 (C)	10,648,727	1,135,613
FHLMC, Ser 2021-5085, Cl IG, IO 2.500%, 03/25/51	22,022,031	3,069,550
FHLMC, Ser 2022-5202, Cl KI, IO 3.500%, 06/25/49	17,012,280	2,962,520

5

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
FNMA 5.500%, 05/01/44	$3,831,089	$3,924,406
5.234%, ICE LIBOR USD 12 Month + 1.700%, 10/01/42 (C)	920,404	937,536
4.500%, 08/01/41	2,197,886	2,127,044
3.000%, 10/01/32 to 11/01/46	5,706,686	5,063,956
1.997%, ICE LIBOR USD 12 Month + 1.747%, 02/01/42 (C)	706,468	709,103
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,222,127	223,224
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	937,630	159,030
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,719,123	376,883
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,649,722	279,111
FNMA, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	830,561	27,739
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	2,377,629	2,261,551
FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	3,709,550	142,513
FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	3,275,131	278,371
FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	4,575,853
FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	1,392,376	65,617
FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	176,352	175,665
FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	4,664,262	483,843
FNMA, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	2,649,691	221,299
FNMA, Ser 2017-52, Cl DI, IO 4.500%, 07/25/47	7,880,507	1,409,236
FNMA, Ser 2019-44, Cl CI, IO 4.000%, 08/25/59	6,082,403	1,371,025
FNMA, Ser 2019-44, Cl PI, IO 4.000%, 08/25/49	5,071,276	865,025
GNMA, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	212,536	617
GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (C)	7,983,716	1,335,495
GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	521,236	12,681
GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	2,929,830	201,025
GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	2,330,410	205,612
GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	3,262,037	123,566
GNMA, Ser 2015-103, Cl CI, IO 4.000%, 07/20/45	11,514,522	1,772,087

Description	Face Amount	Value
GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	$2,941,345	$101,510
GNMA, Ser 2016-99, Cl ID, IO 4.500%, 04/16/44	15,404,223	3,604,810
GNMA, Ser 2017-137, Cl DI, IO 3.000%, 02/20/47	979,522	23,435
GNMA, Ser 2019-137, Cl GI, IO 4.000%, 11/20/49	57,143,595	9,642,822
GNMA, Ser 2020-189, Cl IJ, IO 2.500%, 12/20/50	22,010,527	2,629,853
GNMA, Ser 2020-191, Cl CT 1. 250%, 12/20/50	4,270,737	3,242,234
GNMA, Ser 2021-8, Cl IG, IO 2.500%, 01/20/51	29,582,327	3,325,122

		80,100,567

Commercial Mortgage-Backed Obligation — 7.5%
280 Park Avenue Mortgage Trust, Ser 201-280P, Cl F
6.128%, ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (C)(D)	12,500,000	11,407,583
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (C)	131,129	126,029
Benchmark Mortgage Trust, Ser 2020-B18, Cl E 2.250%, 07/15/53 (D)	8,000,000	4,505,328
Benchmark Mortgage Trust, Ser 2020-B21, Cl D 2.000%, 12/17/53 (D)	13,000,000	7,509,042
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4 2.437%, 09/15/48 (D)	10,000,000	7,964,896
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B 3.544%, 03/09/44 (C)(D)	8,000,000	6,284,464
BXMT, Ser 2020-FL2, Cl A 4.390%, TSFR1M + 1.014%, 02/15/38 (C)(D)	10,311,245	10,178,756
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.038%, 06/10/48 (C)	5,000,000	4,354,001
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.905%, 08/15/45 (C)	1,000,000	960,000
Commercial Mortgage Trust, Ser 2012-CR2, Cl D 4.905%, 08/15/45 (C)(D)	224,200	207,721
Commercial Mortgage Trust, Ser 2014-LC15, Cl D 5.002%, 04/10/47 (C)(D)	9,500,000	8,741,494
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C 4.439%, 12/10/47 (C)	4,000,000	3,658,314
Commercial Mortgage Trust, Ser 2015-DC1, Cl D 4.298%, 02/10/48 (C)(D)	9,000,000	7,276,451

6

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFL 3.662%, ICE LIBOR USD 1 Month + 0.250%, 04/15/37 (C)	$47,284	$46,970
Credit Suisse First Boston Mortgage Securities, Ser 2005- C2, Cl AMFX 4.877%, 04/15/37	4,226	4,144
CSMC Trust, Ser 2019-AFC1, Cl A1 2.573%, 07/25/49 (D)(E)	2,682,168	2,465,695
DROP Mortgage Trust, Ser 2021- FILE, Cl D 6.160%, ICE LIBOR USD 1 Month + 2.750%, 10/15/43 (C)(D)	15,000,000	13,760,615
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3 5.941%, 11/25/52 (C)(D)	33,405,074	27,766,331
FNMA, Ser 2020-44, Cl MI, IO 2.500%, 01/25/57	12,950,395	2,090,883
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A 3.144%, 12/10/36 (D)	10,000,000	9,213,089
FREMF Mortgage Trust, Ser 2016- K54,Cl C 4.053%, 04/25/48 (C)(D)	5,000,000	4,643,866
FREMF Mortgage Trust, Ser 2016- K57, Cl C 3.918%, 08/25/49 (C)(D)	8,840,000	8,052,427
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B 3.380%, 07/10/39 (C)(D)	2,500,000	2,027,035
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.335%, 06/15/49 (C)	4,328,000	3,485,272
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl AJ 6.507%, 02/15/51 (C)	1,763,153	1,646,949
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl J 5.994%, 02/15/51 (C)(F)(G)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 03/10/49 (D)	3,000,000	2,740,339
MFRA Trust, Ser 2022-INV1, Cl A3 4.250%, 04/25/66 (C)(D)	4,000,000	3,398,104
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016- C29, Cl C 4.728%, 05/15/49 (C)	2,413,000	2,123,878
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (C)	85,782	85,673

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4,Cl D 4.387%, 12/10/45 (C)(D)	$13,624,000	$13,355,076
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.726%, 01/15/59 (C)	5,000,000	4,524,521
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (C)(D)	2,000,000	1,610,815
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	4,387,079
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A 4.058%, 08/17/36 (C)(D)	5,000,000	4,531,781
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 5.024%, 03/15/46 (C)	3,000,000	2,900,704
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (C)(D)	7,310,000	6,235,105

		194,270,430

Non-Agency Residential Mortgage-Backed Obligation — 4.1%
510 Asset Backed Trust, Ser 2021- NPL1, Cl A2 3.967%, 06/25/61 (D)(E)	20,000,000	17,413,936
510 Asset Backed Trust, Ser 2021- NPL2, Cl A2 4.090%, 06/25/61 (D)(E)	7,000,000	5,816,387
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3 1.446%, 01/20/65 (C)(D)	2,308,769	1,661,387
Arroyo Mortgage Trust, Ser 2019- 2, Cl A2 3.498%, 04/25/49 (C)(D)	2,438,299	2,256,338
CAFL, Ser 2021-RTL1, Cl A1 2.239%, 03/28/29 (D)(E)	2,000,000	1,797,485
CAFL, Ser 2022-RTL1, Cl A1 4.250%, 05/28/29 (E)	7,000,000	6,488,898
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (C)(F)(G)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015- 1, Cl A3 3.500%, 03/25/45 (C)(D)	880,767	776,517
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22 4.000%, 02/25/59 (C)(D)	147,132	140,989
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21 4.000%, 06/25/59 (C)(D)	1,494,348	1,405,452
PRET, Ser 2021-NPL3, Cl A2 3.721%, 07/25/51 (D)(E)	2,000,000	1,738,601
PRET, Ser 2021-NPL5, Cl A2 4.704%, 10/25/51 (D)(E)	7,000,000	6,291,740
PRET, Ser 2021-RN3, Cl A1 1.843%, 09/25/51 (D)(E)	7,479,240	6,731,131
PRET, Ser 2021-RN4, Cl A2 5.194%, 10/25/51 (C)(D)	6,000,000	5,530,788

7

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2 4.213%, 09/27/60 (D)(E)	$9,000,000	$8,376,099
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2 3.844%, 06/27/60 (D)(E)	2,750,000	2,397,228
PRPM, Ser 2021-10, Cl A2 4.826%, 10/25/26 (D)(E)	8,000,000	6,548,722
PRPM, Ser 2021-5, Cl A2 3.721%, 06/25/26 (D)(E)	5,000,000	4,071,195
PSMC Trust, Ser 2020-2, Cl A2 3.000%, 05/25/50 (C)(D)	648,234	559,323
RCO VI Mortgage, Ser 2022-1, Cl A2 5.250%, 01/25/27 (D)(E)	5,000,000	4,519,062
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.849%, 04/25/43 (C)(D)	51,316,194	1,560,017
Sequoia Mortgage Trust, Ser 2017- CH1, Cl A2 3.500%, 08/25/47 (C)(D)	100,364	91,880
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2 4.000%, 10/25/48 (C)(D)	63,703	62,830
Toorak Mortgage, Ser 2021-1, Cl M1 5.805%, 06/25/24 (D)(E)	15,000,000	13,627,296
VOLT, Ser 2021-CF2, Cl A2 5.316%, 11/27/51 (D)(E)	4,000,000	3,291,406
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1 3.000%, 12/25/49 (C)(D)	2,623,074	2,140,379
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.948%, 06/20/44 (C)(D)	486,270	447,180
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (C)(D)	146,325	131,834
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (C)(D)	404,941	359,618
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (C)(D)	451,925	391,084
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (C)(D)	604,486	535,146

		107,159,948

Total Mortgage-Backed Securities (Cost $433,628,715)		381,530,945

ASSET-BACKED SECURITIES — 13.3%
Automotive — 8.5%
ACC Auto Trust, Ser 2021-A, Cl D 6.100%, 06/15/29 (D)	13,000,000	12,112,655
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E 7.600%, 02/16/27 (D)	13,750,000	13,754,058

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D 2.400%, 06/15/26 (D)	$6,500,000	$6,318,283
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E 3.650%, 12/14/26 (D)	4,000,000	3,808,833
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C 4.410%, 06/13/28 (D)	5,000,000	4,814,292
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl C 4.860%, 10/13/28 (D)	1,000,000	964,808
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D 2.300%, 11/22/27 (D)	1,250,000	1,116,358
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl E 9.320%, 10/22/29 (D)	2,600,000	2,542,162
Avid Automobile Receivables Trust, Ser 2019-1, Cl D 4.030%, 07/15/26 (D)	1,300,000	1,287,095
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C 1.690%, 03/15/27 (D)	3,330,000	3,134,353
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E 4.450%, 02/15/28 (D)	4,000,000	3,558,540
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E 4.700%, 10/15/26 (D)	1,000,000	933,095
CIG Auto Receivables Trust, Ser 2021-1A, Cl E 4.450%, 05/12/28 (D)	7,000,000	6,354,081
CPS Auto Receivables Trust, Ser 2019-B, Cl F 7.480%, 06/15/26 (D)	6,055,000	5,973,305
CPS Auto Receivables Trust, Ser 2019-D, Cl D 2.720%, 09/15/25 (D)	2,136,917	2,114,217
CPS Auto Receivables Trust, Ser 2019-D, Cl E 3.860%, 10/15/25 (D)	6,000,000	5,811,813
DT Auto Owner Trust, Ser 2020- 1A, Cl E 3.480%, 02/16/27 (D)	4,500,000	4,292,313
DT Auto Owner Trust, Ser 2020- 3A, Cl D 1.840%, 06/15/26 (D)	2,000,000	1,870,403
DT Auto Owner Trust, Ser 2021- 1A, Cl E 2.380%, 01/18/28 (D)	1,000,000	913,281
DT Auto Owner Trust, Ser 2021- 3A, Cl D 1.310%, 05/17/27 (D)	5,500,000	4,854,321

8

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D 2.730%, 12/15/25 (D)	$2,500,000	$2,459,818
First Investors Auto Owner Trust, Ser 2020-1A, Cl D 3.150%, 04/15/26 (D)	4,000,000	3,899,654
First Investors Auto Owner Trust, Ser 2020-1A, Cl E 4.630%, 06/16/26 (D)	5,510,000	5,366,747
First Investors Auto Owner Trust, Ser 2020-1A, Cl F 7.070%, 06/15/27 (D)	5,300,000	5,240,710
First Investors Auto Owner Trust, Ser 2022-1A, Cl E 5.410%, 06/15/29 (D)	2,280,000	2,037,282
Flagship Credit Auto Trust, Ser 2019-2, Cl D 3.530%, 05/15/25 (D)	5,190,000	5,016,955
Flagship Credit Auto Trust, Ser 2020-1, Cl E 3.520%, 06/15/27 (D)	7,931,000	7,037,126
Flagship Credit Auto Trust, Ser 2020-2, Cl E 8.220%, 09/15/27 (D)	8,000,000	8,036,084
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E 3.490%, 04/15/26 (D)	1,300,000	1,269,431
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E 4.690%, 08/15/29 (D)	4,230,000	3,710,099
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D 3.840%, 05/15/26 (D)	6,000,000	5,805,526
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D 3.680%, 11/16/26 (D)	5,000,000	4,793,680
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E 3.510%, 10/15/27 (D)	650,000	607,063
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl E 8.350%, 10/15/29 (D)	1,990,000	1,872,687
GLS Auto Receivables Trust, Ser 2022-1A, Cl E 5.640%, 05/15/29 (D)	4,000,000	3,527,267
Hertz Vehicle Financing, Ser 2021- 1A, Cl D 3.980%, 12/26/25 (D)	10,000,000	8,739,735
Invesco CLO 2022-3, Ser 2022- 3A, Cl B 6.605%, TSFR3M + 2.750%, 10/22/35 (C)(D)	6,000,000	5,867,226
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E 7.690%, 05/15/26 (D)	9,006,000	8,917,563
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F 10.120%, 01/16/29 (D)	27,740,000	28,651,714

Description	Face Amount	Value
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F 7.030%, 08/15/28 (D)	$6,250,000	$6,183,949
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E 3.280%, 03/15/27 (D)	1,000,000	902,367
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C 1.330%, 09/16/24 (D)	2,000,000	1,961,651
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl F 9.800%, 07/16/29 (D)	4,000,000	3,795,353
United Auto Credit Securitization Trust, Ser 2022-2, Cl D 6.840%, 01/10/28 (D)	5,389,000	5,237,463
Veros Auto Receivables Trust, Ser 2021-1, Cl C 3.640%, 08/15/28 (D)	4,320,000	3,998,596

		221,464,012

Credit Card — 0.3%
Master Credit Card Trust II, Ser 2020-1A, Cl C 2.590%, 09/21/24 (D)	2,000,000	1,971,974
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A 2.500%, 09/21/26 (D)	3,000,000	2,830,231
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C 5.200%, 09/21/26 (D)	1,780,000	1,606,908

		6,409,113

Other Asset-Backed Securities — 3.9%
BHG Securitization Trust, Ser 2022-B, Cl D 6.690%, 06/18/35 (D)	5,993,367	5,320,671
CAL Funding IV, Ser 2020-1A, Cl B 3.500%, 09/25/45 (D)	1,398,958	1,218,157
CF Hippolyta Issuer, Ser 2020-1, Cl A2 1.990%, 07/15/60 (D)	5,370,382	4,383,142
CP EF Asset Securitization I, Ser 2022-1A, Cl A 5.960%, 04/15/30 (D)	4,366,895	4,291,214
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A 2.890%, 02/20/32 (D)	1,148,780	1,118,346
Global SC Finance VII Srl, Ser 2020-1A, Cl A 2.170%, 10/17/40 (D)	3,074,267	2,699,843
Harley Marine Financing, Ser 2018-1A, Cl A2 6.682%, 05/15/43 (D)(E)	9,826,489	9,539,280
Harley Marine Financing, Ser 2018- 1A, Cl B 8.869%, 05/15/43 (D)(E)	6,000,000	5,664,510
Harvest SBA Loan Trust, Ser 2018- 1, Cl A 5.334%, ICE LIBOR USD 1 Month + 2.250%, 08/25/44 (C)(D)	2,003,815	1,981,031

9

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
JG Wentworth XXI LLC, Ser 2010- 2A, Cl B 7.450%, 01/15/50 (D)	$1,198,447	$1,198,030
JGWPT XXV LLC, Ser 2012-1A, Cl B 7.140%, 02/15/67 (D)	546,949	545,808
JGWPT XXVI LLC, Ser 2012-2A, Cl B 6.770%, 10/17/61 (D)	1,458,522	1,455,813
Kapitus Asset Securitization, Ser 2022-1A, Cl A 3.382%, 07/10/28 (D)	8,000,000	7,352,578
Marlette Funding Trust, Ser 2020- 1A, Cl D 3.540%, 03/15/30 (D)	1,379,282	1,337,160
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B 2.210%, 08/20/46 (D)	2,958,492	2,497,041
Octane Receivables Trust, Ser 2021-2A, Cl B 2.020%, 09/20/28 (D)	3,000,000	2,673,733
Oportun Issuance Trust, Ser 2022- A, Cl C 7.400%, 06/09/31 (D)	3,000,000	2,700,881
Orange Lake Timeshare Trust, Ser 2019-A, Cl C 3.610%, 04/09/38 (D)	1,494,141	1,399,220
Orange Lake Timeshare Trust, Ser 2019-A, Cl D 4.930%, 04/09/38 (D)	246,537	226,665
Pawnee Equipment Receivables, Ser 2019-1, Cl D 2.860%, 10/15/24 (D)	5,500,000	5,334,124
Pawnee Equipment Receivables, Ser 2019-1, Cl E 3.800%, 01/15/26 (D)	2,500,000	2,420,115
Pawneee Equipment Receivables, Ser 2021-1, Cl C 2.300%, 07/15/27 (D)	4,700,000	4,119,227
Pawneee Equipment Receivables, Ser 2022-1, Cl C 6.010%, 07/17/28 (D)	4,000,000	3,812,688
Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (D)	1,715,776	986,605
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2 4.540%, 02/25/44 (D)	3,468,000	3,376,859
Textainer Marine Containers VII, Ser 2020-2A, Cl B 3.340%, 09/20/45 (D)	1,600,877	1,373,384
Triton Container Finance VIII, Ser 2020-1A, Cl B 3.740%, 09/20/45 (D)	822,917	706,093
TRTX Issuer, Ser 2021-FL4, Cl C 5.812%, ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (C)(D)	10,000,000	9,494,040
VOLT CIII, Ser 2021-CF1, Cl A2 3.967%, 08/25/51 (D)(E)	3,303,000	3,098,092
VR Funding, Ser 2020-1A, Cl A 2.790%, 11/15/50 (D)	6,699,819	5,836,860

Description	Face Amount	Value
VR Funding, Ser 2020-1A, Cl C 6.420%, 11/15/50 (D)	$4,000,625	$3,673,075

		101,834,285

Student Loan — 0.6%
College Ave Student Loans, Ser 2018-A, Cl A1 4.786%, ICE LIBOR USD 1 Month + 1.200%, 12/26/47 (C)(D)	1,829,512	1,786,146
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (D)	1,382,848	1,349,394
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 5.086%, ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (C)(D)	10,000,000	9,368,288
SLM Student Loan Trust, Ser 2012-7, Cl B 5.386%, ICE LIBOR USD 1 Month + 1.800%, 09/25/43 (C)	5,000,000	4,666,121

		17,169,949

Total Asset-Backed Securities (Cost $364,234,105)		346,877,359

MUNICIPAL BONDS — 1.8%
GDB Debt Recovery Authority of Puerto Rico, RB 7.500%, 08/20/40	6,536,496	5,629,557
Mission, Economic Development, RB 8.550%, 12/01/21(F)(G)	2,125,000	21,250
Mission, Economic Development, RB 10.875%, 12/01/28(F)(G)	3,315,000	33,150
9.750%, 12/01/25(F)(G)	3,045,000	30,450
North Texas Tollway Authority, RB 8.410%, 02/01/30	2,005,000	2,179,580
Northwest Independent School District, Ser A, GO, PSF-GTD 1.776%, 02/15/31	2,000,000	1,547,397
1.836%, 02/15/32	1,890,000	1,421,517
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG 8.000%, 05/15/29	5,000,000	5,004,436
San Juan, Higher Education Finance Authority, RB 8.250%, 08/15/29	4,400,000	4,407,397
State of Illinois, Ser A, GO 3.140%, 10/01/24	14,460,000	13,892,509
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	1,967,485
Texas State, Transportation Commission State Highway Fund, RB 4.000%, 10/01/33	3,000,000	2,600,986

10

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB 5.178%, 04/01/30	$3,980,000	$3,918,681
TransJamaican Highway 5.750%, 10/10/36(D)	1,428,603	1,122,168
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	2,899,544

Total Municipal Bonds (Cost $58,546,115)		46,676,107

SOVEREIGN DEBT — 1.0%
Argentine Republic Government International Bond
1.500%, 07/09/35 (E)	8,925,940	1,771,549
1.000%, 07/09/29	717,588	147,135
0.500%, 07/09/30 (E)	5,141,000	1,083,601
Colombia Government International Bond 3.250%, 04/22/32	5,000,000	3,318,256
Oman Government International Bond 6.500%, 03/08/47 (D)	15,000,000	12,340,410
Provincia de Buenos Aires 5.250%, 09/01/37 (D)(E)	333,959	100,571
Suriname Government International Bond 12.875%, 12/30/23	8,000,000	6,440,000
Ukraine Government International Bond 7.750%, 09/01/24 (G)	5,000,000	1,176,820

Total Sovereign Debt (Cost $38,752,616)		26,378,342

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FAMC 6.125%, 10/27/32	3,000,000	2,993,533
FFCB 5.490%, 09/22/42	1,000,000	929,647
2.920%, 04/29/26	5,635,000	5,329,912
2.070%, 12/21/40	5,000,000	3,020,172
FHLB 2.625%, 12/08/36	1,000,000	734,390
2.375%, 01/14/37	3,000,000	2,124,610
2.150%, 09/23/36	1,500,000	1,038,468
FNMA 2.250%, 10/30/24	10,000,000	9,546,247

Total U.S. Government Agency Obligations (Cost $30,135,000)		25,716,979

	Shares

COMMON STOCK — 0.6%
Paratus Energy Services Ltd.*(F)	27,367	14,943,203
Seadrill Ltd*	305	9,740

Total Common Stock (Cost $536,742)		14,952,943

Total Investments — 99.3% (Cost $2,790,877,602)		$2,583,168,024

Percentages are based on Net Assets of $2,600,438,752.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	At amortized cost
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2022 was $1,388,895,793 and represents 53.4% of Net Assets.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2022. The coupon on a step bond changes on a specific date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security in default on interest payments.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury
Obligations	$377,116,093	$408,574,556	$—	$785,690,649
Collateralized Loan
Obligations	—	489,345,483	—	489,345,483
Corporate Obligations	—	465,999,217	—	465,999,217
Mortgage-Backed
Securities	—	381,530,945	—	381,530,945
Asset-Backed
Securities	—	346,877,359	—	346,877,359
Municipal Bonds	—	46,591,257	84,850	46,676,107
Sovereign Debt	—	26,378,342	—	26,378,342
U.S. Government
Agency Obligations	—	25,716,979	—	25,716,979
Common Stock	9,740	—	14,943,203	14,952,943
Total Investments in

Securities	$377,125,833	$2,191,014,138	$15,028,053	$2,583,168,024

(1) A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

11

FROST TOTAL RETURN BOND FUND OCTOBER 31, 2022 (UNAUDITED)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value as of October 31, 2022.

	Common Stock	Municipal Bond		Warrants	Total

Balance as of July 31, 2022	$14,943,121	$84,850	$	6,456,216	$21,484,187
Realized gain/(loss)	—	—		1,408,229	1,408,229
Change in unrealized appreciation/(depreciation)	82	—		—	82
Purchases	—	—		—	—
Sales	—	—		(7,864,445)	(7,864,445)
Net transfer into Level 3	—	—		—	—
Net transfer out of Level 3	—	—		—	—

Ending Balance as of October 31, 2022	$14,943,203	$84,850	$	—	$15,028,053

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$82	$—	$	—	$82

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-3000

12

FROST CREDIT FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 41.2%
Communication Services — 4.6%
ANGI Group 3.875%, 08/15/28 (A)	$2,000,000	$1,465,060
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (A)	900,000	839,250
Photo Holdings Merger Sub 8.500%, 10/01/26 (A)	1,500,000	987,105
Sprint 7.875%, 09/15/23	1,500,000	1,524,604
T-Mobile USA 3.500%, 04/15/31	3,000,000	2,522,421

		7,338,440

Consumer Discretionary — 14.0%
APX Group 5.750%, 07/15/29 (A)	2,000,000	1,574,700
Beazer Homes USA 7.250%, 10/15/29 (A)	1,000,000	827,500
Bloomin’ Brands 5.125%, 04/15/29 (A)	2,500,000	2,126,563
Choice Hotels International 3.700%, 12/01/29	2,000,000	1,675,480
Dillard’s 7.000%, 12/01/28	500,000	483,332
Empire Resorts 7.750%, 11/01/26 (A)	2,000,000	1,640,476
Expedia 3.800%, 02/15/28	2,000,000	1,778,362
Imperial Brands Finance 6.125%, 07/27/27 (A)	500,000	482,549
Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	2,000,000	1,417,649
MajorDrive Holdings IV 6.375%, 06/01/29 (A)	3,000,000	2,114,100
Marriott International 3.500%, 10/15/32	2,000,000	1,597,377
NES Fircroft Bondco 11.750%, 09/29/26 (A)	500,000	482,307
Rent-A-Center 6.375%, 02/15/29 (A)	1,000,000	779,030
Scientific Games International 8.625%, 07/01/25 (A)	2,000,000	2,054,699
STL Holding 7.500%, 02/15/26 (A)	1,500,000	1,307,040
Under Armour 3.250%, 06/15/26	2,000,000	1,725,000

		22,066,164

Energy — 3.8%
Colonial Pipeline 8.375%, 11/01/30 (A)	1,500,000	1,688,814
Murphy Oil 5.750%, 08/15/25	768,000	757,164
Tiger Holdco Pte 13.000%, 06/10/23 (A)	2,084,434	2,063,590
VistaJet Malta Finance 7.875%, 05/01/27 (A)	1,500,000	1,352,172

		5,861,740

Financials — 3.9%
Athene Holding 6.150%, 04/03/30	500,000	485,200

Description	Face Amount	Value

Credit Suisse Group 6.373%, U.S. SOFR + 3.340%,
07/15/26 (A)(B)	$1,000,000	$930,385
Deutsche Bank MTN 4.296%, USD Swap Semi
30/360 5 Yr Curr + 2.248%, 05/24/28 (B)	2,500,000	2,288,112
UBS 5.125%, 05/15/24	1,500,000	1,445,868
Westpac Banking 2.894%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 1.350%, 02/04/30 (B)	1,000,000	912,954

		6,062,519

Industrials — 7.2%
Airswift Global
11.423%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)(B)	2,000,000	1,990,000
Boeing
5.150%, 05/01/30	2,000,000	1,847,969
2.196%, 02/04/26	1,000,000	883,695
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	2,500,000	2,262,500
Flowserve 3.500%, 10/01/30	2,000,000	1,592,327
Lockheed Martin 5.250%, 01/15/33	1,500,000	1,504,528
Masco 7.750%, 08/01/29	1,088,000	1,173,954

		11,254,973

Information Technology — 4.8%
Amkor Technology 6.625%, 09/15/27 (A)	1,000,000	987,170
Apple 3.850%, 05/04/43	2,000,000	1,627,730
Castle US Holding 9.500%, 02/15/28 (A)	1,000,000	453,750
Consensus Cloud Solutions 6.000%, 10/15/26 (A)	1,000,000	900,750
Kyndryl Holdings 4.100%, 10/15/41	1,829,000	1,002,192
VeriSign 4.750%, 07/15/27	1,000,000	958,753
Western Digital 2.850%, 02/01/29	2,000,000	1,546,360

		7,476,705

Materials — 0.3%
Mineral Resources 8.125%, 05/01/27 (A)	420,000	417,900

Real Estate — 2.1%
GLP Capital 3.250%, 01/15/32 ‡	2,500,000	1,863,525
Sabra Health Care 3.200%, 12/01/31 ‡	2,000,000	1,441,712

		3,305,237

Utilities — 0.5%
Pacific Gas and Electric 4.500%, 07/01/40	1,000,000	745,692

Total Corporate Obligations (Cost $75,272,224)		64,529,370

13

FROST CREDIT FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS —25.0%
Apidos CLO XI, Ser 2021-11A, Cl ER3
10.649%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)(B)	$1,000,000	$841,821
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
6.193%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)(B)	1,000,000	891,647
BCC Middle Market, Ser 2018-1A, Cl B
7.243%, ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)(B)	1,000,000	921,851
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
10.843%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)(B)	2,500,000	2,171,647
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
8.143%, ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)(B)	2,000,000	1,854,172
BlueMountain CLO XXX, Ser 2022- 30A, Cl ER
10.564%, TSFR3M + 6.700%, 04/15/35 (A)(B)	2,000,000	1,668,580
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
5.879%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)(B)	1,250,000	1,137,320
CARLYLE US, Ser 2018-1A, Cl B
6.093%, ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)(B)	2,000,000	1,823,198
Chenango Park, Ser 2018-1A, Cl B
5.929%, ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)(B)	1,000,000	916,637
CIFC Funding, Ser 2018-1A, Cl C
5.944%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)(B)	500,000	456,072
Golub Capital Partners, Ser 2017- 17A, Cl BR
7.258%, ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)(B)	1,500,000	1,384,643
Golub Capital Partners, Ser 2017- 21A, Cl CR
6.808%, ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)(B)	3,000,000	2,707,503
Golub Capital Partners, Ser 2017- 22A, Cl CR
6.093%, ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)(B)	1,500,000	1,374,104

Description	Face Amount	Value
Golub Capital Partners, Ser 2017- 23A, Cl BR
5.793%, ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)(B)	$1,000,000	$928,220
Golub Capital Partners, Ser 2017- 23A, Cl CR
6.043%, ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)(B)	2,000,000	1,830,034
Golub Capital Partners, Ser 2017- 24A, Cl DR
6.732%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)(B)	2,000,000	1,750,402
Golub Capital Partners, Ser 2018- 26A, Cl BR
5.793%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)(B)	1,000,000	954,435
Golub Capital Partners, Ser 2018- 36A, Cl B
4.482%, ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)(B)	2,000,000	1,873,980
Golub Capital Partners, Ser 2018- 36A, Cl C
4.932%, ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)(B)	1,500,000	1,355,061
Jay Park, Ser 2018-1A, Cl BR
6.243%, ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)(B)	1,000,000	945,417
LCM XXII, Ser 2018-22A, Cl BR
6.243%, ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)(B)	1,500,000	1,388,772
MCF VIII, Ser 2018-1A, Cl B
5.944%, ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)(B)	3,000,000	2,824,158
OZLM Funding IV, Ser 2017-4A, Cl BR
6.525%, ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)(B)	2,000,000	1,874,810
Race Point IX, Ser 2017-9A, Cl BR
6.229%, ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)(B)	4,000,000	3,671,592
Race Point IX, Ser 2017-9A, Cl DR
10.979%, ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)(B)	2,000,000	1,665,678

Total Collateralized Loan Obligations
(Cost $43,075,129)		39,211,754

ASSET-BACKED SECURITIES — 21.7%

Automotive — 12.4%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	931,743

14

FROST CREDIT FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
American Credit Acceptance
Receivables Trust, Ser 2022-1, Cl F 4.870%, 11/13/28 (A)	$2,600,000	$2,291,924
Amur Equipment Finance
Receivables X, Ser 2022-1A, Cl E 5.020%, 12/20/28 (A)	1,348,000	1,214,693
Avid Automobile Receivables Trust,
Ser 2019-1, Cl E 6.760%, 05/17/27 (A)	1,000,000	989,083
Avid Automobile Receivables Trust,
Ser 2021-1, Cl F 5.160%, 10/16/28 (A)	2,000,000	1,753,172
CarNow Auto Receivables Trust,
Ser 2021-2A, Cl E 4.450%, 02/15/28 (A)	1,000,000	889,635
Carvana Auto Receivables Trust,
Ser 2021-N2, Cl E 2.900%, 03/10/28 (A)	2,000,000	1,716,357
CIG Auto Receivables Trust,
Ser 2021-1A, Cl E 4.450%, 05/12/28 (A)	1,590,000	1,443,284
CPS Auto Receivables Trust,
Ser 2019-B, Cl F 7.480%, 06/15/26 (A)	500,000	493,254
DT Auto Owner Trust, Ser 2019- 4A, Cl E 3.930%, 10/15/26 (A)	2,000,000	1,924,369
DT Auto Owner Trust, Ser 2020- 3A, Cl E 3.620%, 10/15/27 (A)	1,500,000	1,406,907
Exeter Automobile Receivables
Trust, Ser 2022-2A, Cl E 6.340%, 10/15/29 (A)	1,443,000	1,282,668
Foursight Capital Automobile
Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	877,092
GLS Auto Receivables Issuer Trust,
Ser 2021-4A, Cl E 4.430%, 10/16/28 (A)	1,500,000	1,251,091
Tricolor Auto Securitization Trust,
Ser 2022-1A, Cl F 9.800%, 07/16/29 (A)	1,000,000	948,838

		19,414,110

Credit Card — 1.8%
Mercury Financial Credit Card
Master Trust, Ser 2022-1A, Cl C 5.200%, 09/21/26 (A)	2,000,000	1,805,514
Mission Lane Credit Card Master
Trust, Ser 2021-A, Cl B 2.240%, 09/15/26 (A)	1,000,000	959,949

		2,765,463

Other Asset-Backed Securities — 7.5%
BHG Securitization Trust,
Ser 2022-B, Cl D 6.690%, 06/18/35 (A)	998,895	886,778
CP EF Asset Securitization I,
Ser 2022-1A, Cl A 5.960%, 04/15/30 (A)	873,379	858,243

Description	Face Amount	Value
Credibly Asset Securitization II,
Ser 2021-1A, Cl B 3.380%, 04/15/26 (A)	$524,000	$475,318
Harley Marine Financing,
Ser 2018-1A, Cl A2 6.682%, 05/15/43 (A)(C)	1,723,945	1,673,558
Kapitus Asset Securitization,
Ser 2022-1A, Cl A 3.382%, 07/10/28 (A)	1,500,000	1,378,608
Mosaic Solar Loans, Ser 2017-2A, Cl B 4.770%, 06/22/43 (A)	214,186	196,861
NMEF Funding, Ser 2021-A, Cl D 5.780%, 12/15/27 (A)	1,300,000	1,248,823
Pawnee Equipment Receivables,
Ser 2019-1, Cl E 3.800%, 01/15/26 (A)	1,500,000	1,452,069
Pawneee Equipment Receivables,
Ser 2021-1, Cl E 5.210%, 05/15/28 (A)	353,000	309,219
Pawneee Equipment Receivables,
Ser 2022-1, Cl C 6.010%, 07/17/28 (A)	1,000,000	953,172
Sapphire Aviation Finance I,
Ser 2018-1A, Cl B 5.926%, 03/15/40 (A)	285,963	164,434
SCF Equipment Leasing,
Ser 2021-1A, Cl D 1.930%, 09/20/30 (A)	1,500,000	1,301,160
Stack Infrastructure Issuer Series,
Ser 2019-1A, Cl A2 4.540%, 02/25/44 (A)	963,333	938,016

		11,836,259

Total Asset-Backed Securities
(Cost $36,933,184)		34,015,832

MORTGAGE-BACKED SECURITIES — 8.0%
Automotive — 1.1%
PRET, Ser 2021-RN4, Cl A2 5.194%, 10/25/51 (A)(B)	1,850,000	1,705,326

Commercial Mortgage-Backed Obligation — 3.9%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D 2.000%, 12/17/53 (A)	1,000,000	577,619
BXMT, Ser 2020-FL2, Cl A 4.390%, TSFR1M + 1.014%, 02/15/38 (A)(B)	793,173	782,981
Cold Storage Trust, Ser 2020-ICE5, Cl E 6.178%, ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)(B)	982,991	933,668
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C 4.439%, 12/10/47 (B)	1,000,000	914,579
Commercial Mortgage Trust, Ser 2015-DC1, Cl D 4.298%, 02/10/48 (A)(B)	1,517,000	1,226,486
FREMF Mortgage Trust, Ser 2016- K54, Cl C 4.053%, 04/25/48 (A)(B)	1,000,000	928,773

15

FROST CREDIT FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D 3.803%, 11/15/47 (A)(B)	$1,000,000	$852,955

		6,217,061

Non-Agency Residential Mortgage-Backed Obligation — 3.0%
PRET, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)(C)	500,000	434,650
PRET, Ser 2021-RN3, Cl A1 1.843%, 09/25/51 (A)(C)	832,000	748,780
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2 4.213%, 09/27/60 (A)(C)	1,000,000	930,678
PRPM, Ser 2021-10, Cl A2 4.826%, 10/25/26 (A)(C)	1,000,000	818,590
RCO VI Mortgage, Ser 2022-1, Cl A2 5.250%, 01/25/27 (A)(C)	1,000,000	903,813
VOLT, Ser 2021-CF2, Cl A2 5.316%, 11/27/51 (A)(C)	1,000,000	822,851

		4,659,362

Total Mortgage-Backed Securities
(Cost $13,809,043)		12,581,749

	Shares
PREFERRED STOCK — 0.1%
Communication Services — 0.1%
MYT Holding LLC 10.000%, 06/07/29 (A)	64,528	58,075

Total Preferred Stock (Cost $64,528)		58,075

COMMON STOCK — 0.0%
Erickson*(D)	3,761	6,838

Total Common Stock (Cost $1,829,567)		6,838

Total Investments — 96.0% (Cost $170,983,675)		$150,403,618

Percentages are based on Net Assets of $156,748,742.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2022 was $116,097,890 and represents 74.1% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2022. The coupon on a step bond changes on a specific date.
(D)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

16

FROST CREDIT FUND OCTOBER 31, 2022 (UNAUDITED)

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$64,529,370	$—	$64,529,370
Collateralized Loan
Obligations	—	39,211,754	—	39,211,754
Asset-Backed
Securities	—	34,015,832	—	34,015,832
Mortgage-Backed
Securities	—	12,581,749	—	12,581,749
Preferred Stock	—	58,075	—	58,075
Common Stock	—	—	6,838	6,838

Total Investments in Securities	$—	$150,396,780	$6,838	$150,403,618

(1) A reconciliation of Level 3 investments is presented when the fund has significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-3000

17

FROST LOW DURATION BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 52.7%
Automotive — 29.5%
ACC Auto Trust, Ser 2021-A, Cl A 1.080%, 04/15/27 (A)(B)	$522,096	$513,208
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A 0.450%, 09/15/25 (B)	416,439	414,002
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl C 4.410%, 06/13/28 (B)	2,000,000	1,925,717
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A 1.190%, 01/15/27 (B)	562,934	541,382
Arivo Acceptance Auto Loan Receivables Trust, Ser 2022-1A, Cl A 3.930%, 05/15/28 (B)	761,744	735,496
Avid Automobile Receivables Trust, Ser 2021-1, Cl D 1.990%, 04/17/28 (B)	1,300,000	1,155,958
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C 2.490%, 05/19/26 (B)	5,000,000	4,802,187
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A3 0.500%, 10/20/25 (B)	2,500,000	2,393,761
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A4 0.820%, 07/20/26 (B)	3,070,000	2,764,873
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl C 1.460%, 12/20/27 (B)	2,000,000	1,802,473
Carmax Auto Owner Trust, Ser 2022-4, Cl C 6.490%, 07/17/28	3,500,000	3,492,783
CarNow Auto Receivables Trust, Ser 2021-2A, Cl B 1.300%, 01/15/26 (B)	5,403,293	5,285,528
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A 1.000%, 05/15/30 (B)	2,590,000	2,432,283
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C 1.630%, 09/16/30 (B)	1,700,000	1,500,593
DT Auto Owner Trust, Ser 2020- 1A, Cl D 2.550%, 11/17/25 (B)	5,500,000	5,342,848
DT Auto Owner Trust, Ser 2020- 3A, Cl C 1.470%, 06/15/26 (B)	1,410,000	1,361,655
DT Auto Owner Trust, Ser 2022- 2A, Cl D
5.460%, 03/15/28 (B)	4,000,000	3,719,082
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D 1.080%, 11/16/26	2,500,000	2,344,118
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B 0.570%, 09/15/25	374,314	370,268

Description	Face Amount	Value
First Investors Auto Owner Trust, Ser 2022-1A, Cl A 2.030%, 01/15/27 (B)	$1,641,974	$1,596,323
Flagship Credit Auto Trust, Ser 2022-4, Cl B 6.780%, 10/15/27 (B)	1,500,000	—
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D 2.600%, 01/15/26 (B)	2,100,000	2,047,591
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl D 1.920%, 09/15/27 (B)	5,500,000	4,925,906
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D 3.070%, 05/15/28 (B)	4,780,000	4,169,825
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D 1.680%, 01/15/27 (B)	6,000,000	5,655,161
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D 1.420%, 04/15/27 (B)	1,020,000	915,893
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D 1.480%, 07/15/27 (B)	3,000,000	2,651,674
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl A 0.840%, 07/15/25 (B)	842,339	828,186
Hertz Vehicle Financing III, Ser 2021-2A, Cl A 1.680%, 12/27/27 (B)	11,000,000	9,275,718
Hertz Vehicle Financing, Ser 2021-1A, Cl A 1.210%, 12/26/25 (B)	3,000,000	2,725,682
Octane Receivables Trust, Ser 2021-1A, Cl A 0.930%, 03/22/27 (B)	1,004,701	967,229
Octane Receivables Trust, Ser 2021-2A, Cl A 1.210%, 09/20/28 (B)	1,072,652	1,021,177
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D 2.080%, 02/15/28 (B)	4,000,000	3,501,867
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C 3.760%, 07/16/29	3,000,000	2,850,575
United Auto Credit Securitization Trust, Ser 2022-2, Cl D 6.840%, 01/10/28 (B)	3,000,000	2,915,641
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D 2.760%, 01/15/26 (B)	4,500,000	4,347,310
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C 1.240%, 11/17/25 (B)	1,000,000	969,117
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D 1.230%, 04/15/26 (B)	11,000,000	10,269,338

18

FROST LOW DURATION BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Westlake Automobile Receivables
Trust, Ser 2022-3A, Cl D 6.680%, 04/17/28 (B)	$7,000,000	$6,949,826

		111,482,254

Credit Card — 7.1%
American Express Credit Account Master Trust, Ser 2022-4, Cl A 4.950%, 10/15/27	500,000	—
Avant Credit Card Master Trust, Ser 2021-1A, Cl A 1.370%, 04/15/27 (B)	1,220,000	1,103,548
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3 2.060%, 08/15/28	5,000,000	4,488,362
CARDS II Trust, Ser 2021-1A, Cl B 0.931%, 04/15/27 (B)	7,250,000	6,769,673
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A 2.550%, 12/17/29 (B)	5,000,000	4,577,179
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A 1.200%, 12/21/26 (B)	2,000,000	1,858,180
Master Credit Card Trust II, Ser 2020-1A, Cl C 2.590%, 09/21/24 (B)	2,519,000	2,483,701
Trillium Credit Card Trust II, Ser 2021-1A, Cl B 2.026%, 10/26/29 (B)	6,500,000	5,673,859

		26,954,502

Other Asset-Backed Securities — 12.7%
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C 1.750%, 06/21/27 (B)	2,000,000	1,829,001
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B 2.500%, 03/20/26 (B)	1,384,090	1,361,245
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl C 2.370%, 04/20/28 (B)	2,000,000	1,785,422
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D 2.910%, 08/21/28 (B)	2,000,000	1,782,435
Aqua Finance Trust, Ser 2021-A, Cl B 2.400%, 07/17/46 (B)	1,000,000	824,210
BHG Securitization Trust, Ser 2021-B, Cl A 0.900%, 10/17/34 (B)	1,170,660	1,097,396
BHG Securitization Trust, Ser 2022-B, Cl A 3.750%, 06/18/35 (B)	813,362	800,545
CLI Funding VI, Ser 2020-1A, Cl A 2.080%, 09/18/45 (B)	1,956,875	1,679,178
CP EF Asset Securitization I, Ser 2022-1A, Cl A 5.960%, 04/15/30 (B)	3,493,516	3,432,971
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A 2.890%, 02/20/32 (B)	459,512	447,338

Description	Face Amount	Value
Marlette Funding Trust, Ser 2021- 2A, Cl C 1.500%, 09/15/31 (B)	$2,000,000	$1,830,857
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B 1.920%, 06/20/52 (B)	837,197	671,345
Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (B)	218,585	207,420
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1 1.910%, 10/20/61 (B)	2,000,000	1,675,726
Oportun Issuance Trust, Ser 2021- B, Cl A 1.470%, 05/08/31 (B)	1,750,000	1,526,986
Oportun Issuance Trust, Ser 2022- A, Cl C 7.400%, 06/09/31 (B)	2,030,000	1,827,596
Pawnee Equipment Receivables, Ser 2019-1, Cl D 2.860%, 10/15/24 (B)	5,000,000	4,849,204
Pawnee Equipment Receivables, Ser 2020-1, Cl A 1.370%, 11/17/25 (B)	722,793	711,294
Pawneee Equipment Receivables, Ser 2022-1, Cl C 6.010%, 07/17/28 (B)	5,000,000	4,765,860
SCF Equipment Leasing, Ser 2020-1A, Cl B 2.020%, 03/20/28 (B)	2,000,000	1,850,108
SCF Equipment Leasing, Ser 2021-1A, Cl D 1.930%, 09/20/30 (B)	2,600,000	2,255,344
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl B 1.800%, 09/20/38 (B)	2,541,299	2,301,969
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2 4.196%, 11/15/43 (B)	3,843,333	3,758,146
VFI ABS, Ser 2022-1A, Cl A 2.230%, 03/24/28 (B)	1,991,096	1,929,084
Westgate Resorts, Ser 2022-1A, Cl C 2.488%, 08/20/36 (B)	3,176,341	2,972,659

		48,173,339

Student Loan — 3.4%
AccessLex Institute, Ser 2002-A, Cl A2 4.313%, 09/25/37 (A)	50,000	49,820
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (B)	534,833	521,894
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B 1.640%, 09/25/51 (B)	908,344	773,750
Nelnet Student Loan Trust, Ser 2012-6A, Cl B 5.086%, ICE LIBOR USD 1 Month + 1.500%, 08/26/52 (A)(B)	3,000,000	2,870,409

19

FROST LOW DURATION BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Nelnet Student Loan Trust, Ser 2013-3A, Cl B 5.086%, ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)(B)	$4,000,000	$3,747,315
Nelnet Student Loan Trust, Ser 2015-3A, Cl B 5.086%, ICE LIBOR USD 1 Month + 1.500%, 06/25/54 (A)(B)	3,000,000	2,795,495
Prodigy Finance DAC, Ser 2021- 1A, Cl A 4.836%, ICE LIBOR USD 1 Month + 1.250%, 07/25/51 (A)(B)	503,048	484,634
SLM Student Loan Trust, Ser 2013-2, Cl B 5.086%, ICE LIBOR USD 1 Month + 1.500%, 06/25/43 (A)	2,000,000	1,812,693

		13,056,010

Total Asset-Backed Securities (Cost $215,910,086)		199,666,105

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Notes 4.250%, 09/30/24	40,000,000	39,796,875
3.500%, 09/15/25	10,000,000	9,748,438
3.000%, 07/31/24	40,000,000	38,932,812

Total U.S. Treasury Obligations
(Cost $89,604,902)		88,478,125

CORPORATE OBLIGATIONS — 18.7%
Consumer Discretionary — 1.6%
Hyatt Hotels 5.625%, 04/23/25	6,000,000	5,894,672

Financials — 6.5%
Bank of America MTN 1.319%, U.S. SOFR + 1.150%, 06/19/26 (A)	5,000,000	4,414,500
Capital One Financial 4.200%, 10/29/25	10,000,000	9,488,956
Danske Bank 3.875%, 09/12/23 (B)	4,205,000	4,116,751
Deutsche Bank 2.222%, U.S. SOFR + 2.159%, 09/18/24 (A)	2,000,000	1,894,853
Wells Fargo MTN 2.406%, U.S. SOFR + 1.087%, 10/30/25 (A)	5,000,000	4,656,916

		24,571,976

Industrials — 4.7%
AerCap Ireland Capital DAC 1.750%, 01/30/26	5,000,000	4,257,682
1.750%, 10/29/24	1,000,000	906,213
Boeing 4.875%, 05/01/25	4,000,000	3,903,185
3.100%, 05/01/26	4,290,000	3,873,730
Delta Air Lines 7.000%, 05/01/25 (B)	5,000,000	5,068,935

		18,009,745

Description	Face Amount	Value
Information Technology — 4.1%
Kyndryl Holdings 2.050%, 10/15/26	$8,000,000	$6,256,162
Molex Electronic Technologies 3.900%, 04/15/25 (B)	9,675,000	9,166,627

		15,422,789

Real Estate — 1.8%
Corporate Office Properties 2.250%, 03/15/26 ‡	3,000,000	2,599,703
Equinix 1.000%, 09/15/25 ‡	5,000,000	4,385,569

		6,985,272

Total Corporate Obligations (Cost $77,956,705)		70,884,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB 5.480%, 10/25/27	5,000,000	4,987,954
FHLMC 5.375%, 11/15/24	5,000,000	4,997,256

Total U.S. Government Agency Obligations (Cost $10,000,000)		9,985,210

MORTGAGE-BACKED SECURITIES — 1.7%
Commercial Mortgage-Backed Obligation — 1.7%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2 1.691%, 09/15/53	1,305,000	1,162,687
Cold Storage Trust, Ser 2020-ICE5, Cl A 4.312%, ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)(B)	5,406,448	5,241,118

Total Mortgage-Backed Securities (Cost $6,748,626)		6,403,805

Total Investments — 99.1% (Cost $400,220,319)		$375,417,699

Percentages are based on Net Assets of $378,666,995.

‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2022 was $207,850,917 and represents 54.9% of Net Assets.

See “Glossary” for abbreviations.

20

FROST LOW DURATION BOND FUND OCTOBER 31, 2022 (UNAUDITED)

The following is a summary of the level of inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed
Securities	$—	$199,666,105	$—	$199,666,105
U.S. Treasury
Obligations	38,932,812	49,545,313	—	88,478,125
Corporate Obligations	—	70,884,454	—	70,884,454
U.S. Government
Agency Obligations	—	9,985,210	—	9,985,210
Mortgage-Backed
Securities	—	6,403,805	—	6,403,805
Total Investments in

Securities	$38,932,812	$336,484,887	$—	$375,417,699

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-3000

21

FROST MUNICIPAL BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
MUNICIPAL BONDS — 87.0%
California — 3.8%
California State, Municipal Finance
Authority, Ser A, RB 5.000%, 03/01/25(A)	$930,000	$914,319
California State, School Finance
Authority, RB 5.350%, 08/01/24(A)	195,000	198,493
Mount Diablo Unified School
District, Ser A, GO 4.000%, 08/01/31	100,000	102,620

		1,215,432

Colorado — 4.4%
El Paso County, School District No. 49 Falcon, Ser A, COP 5.000%, 12/15/24	525,000	541,711
El Paso County, School District No. 49 Falcon, Ser B, COP 5.000%, 12/15/24	300,000	309,549
5.000%, 12/15/26	500,000	528,481

		1,379,741

Idaho — 1.2%
Idaho State, Housing & Finance
Association, RB 4.000%, 07/01/26(A)	400,000	389,683

Illinois — 2.4%
Lee & Ogle Counties, School
District No. 170 Dixon, GO, BAM 4.000%, 01/30/25	760,000	769,026

Kansas — 4.3%
Geary County, GO 5.000%, 09/01/25	1,300,000	1,352,059

Louisiana — 1.5%
Louisiana State, Gasoline & Fuels
Tax Revenue, Ser A, RB 0.600%, 05/01/43(B)	500,000	490,465

Michigan — 3.7%
Taylor, Brownfield Redevelopment
Authority, RB, NATL 4.000%, 05/01/28	1,175,000	1,179,422

Minnesota — 0.6%
Minnesota State, Housing Finance
Agency, Ser A, RB, GNMA 2.600%, 09/01/42	219,280	204,564

Ohio — 0.5%
City of Medina Ohio, GO 4.000%, 12/01/32	140,000	141,776

Oklahoma — 3.2%
University of Oklahoma, Ser C, RB 5.000%, 07/01/35	1,000,000	1,025,305

South Carolina — 4.0%
Hilton Head Island, Ser C, GO, ST
AID WITHHLDG 2.250%, 03/01/33	530,000	425,161
2.125%, 03/01/32	520,000	423,669
2.000%, 03/01/30	495,000	420,813

		1,269,643

Description	Face Amount	Value
Texas — 57.4%
Azle Independent School District,
GO, PSF-GTD 4.000%, 02/15/47	$500,000	$434,925
Board of Regents of the University of Texas System, Ser A, RB 2.000%, 08/15/36	1,000,000	691,258
Central Texas Turnpike System,
Sub-Ser C, RB 5.000%, 08/15/42	1,000,000	1,003,062
Clifton, Higher Education Finance,
RB, PSF-GTD 5.000%, 08/15/25	700,000	718,030
Clifton, Higher Education Finance,
Ser A, RB 3.375%, 12/01/24	780,000	753,769
Clifton, Higher Education Finance,
Ser B, RB 5.000%, 08/15/25	460,000	472,119
4.000%, 08/15/23	500,000	500,951
Crandall Independent School
District, GO, PSF-GTD 4.000%, 08/15/48	500,000	434,085
Cypress-Fairbanks Independent
School District, Ser A, GO,
PSF-GTD 5.000%, 02/15/30	1,000,000	1,084,651
Dallas Area, Rapid Transit, Ser A,
RB 5.000%, 12/01/22	1,000,000	1,001,499
Downtown Redevelopment
Authority, TA, BAM 5.000%, 09/01/25	1,000,000	1,029,431
Downtown Redevelopment
Authority, TA, BAM 5.000%, 09/01/29	1,000,000	1,038,629
El Paso County, Hospital District,
GO 5.000%, 08/15/25	1,070,000	1,089,424
Georgetown Independent School
District, Ser B-REMK, GO,
PSF-GTD 2.000%, 08/01/41(B)	500,000	494,032
La Vernia, Higher Education
Finance, Ser A, RB 5.250%, 08/15/35(A)	1,435,000	1,479,673
La Vernia, Higher Education
Finance, Ser A, RB 4.200%, 08/15/25(A)(C)	325,000	328,529
Liberty Hill Independent School
District, Ser A, GO, PSF-GTD 5.000%, 02/01/41	500,000	527,901
Love Field Airport Modernization,
RB, AMT 5.000%, 11/01/22	1,000,000	1,000,000
Lower Colorado River Authority, RB 5.000%, 05/15/39	1,000,000	1,035,871
New Braunfels Independent
School District, Ser B, GO,
PSF-GTD 4.375%, 02/01/40	500,000	491,863

22

FROST MUNICIPAL BOND FUND OCTOBER 31, 2022 (UNAUDITED)

Description	Face Amount	Value
Plainview Independent School
District, Ser A, GO, PSF-GTD 5.000%, 02/15/46	$525,000	$546,040
Pottsboro Independent School
District, GO, PSF-GTD 5.000%, 02/15/47	500,000	518,502
Seminole, Hospital District, GO 4.000%, 02/15/31	545,000	542,961
Texas A&M University, Permanent
University Fund, Ser B, RB
5.000%, 07/01/34	1,000,000	1,032,458

		18,249,663

Total Municipal Bonds (Cost $28,887,100)		27,666,779

Total Investments — 87.0% (Cost $28,887,100)		$27,666,779

Percentages are based on Net Assets of $31,816,120.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2022 was $3,310,697 and represents 10.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Escrowed to Maturity

See “Glossary” for abbreviations.

As of October 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-3000

23

GLOSSARY OCTOBER 31, 2022 (UNAUDITED)

Portfolio Abbreviations	Currency Abbreviations

ABS — Asset-Backed Security	USD — U.S. Dollar
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
CLO — Collateralized Loan Obligation
COP — Certificate of Participation
FAMC — Federal Agricultural Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only-face amount represents notional amount
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL — National Public Finance Guaranty Corporation
PSF - GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
STRIPS — Separately Traded Registered Interest and Principal Securities
TA — Tax Allocation

24